UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [ ]; Amendment Number:  _____
  This Amendment (Check only one.):   [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Baker Bros. Advisors, LLC
              --------------------------------------------
Address:      667 Madison Avenue, 21st Floor
              --------------------------------------------
              New York, NY 10065-8029
              --------------------------------------------

Form 13F File Number:  28-10519

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Leo Kirby
              --------------------------------------------
Title:        Chief Financial Officer
              --------------------------------------------
Phone:        212-339-5633
              --------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Leo Kirby                 New York, N.Y.          November 5, 2010
--------------------------  ---------------------------   --------------------
       [Signature]                 [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              0
                                           -----------

Form 13F Information Table Entry Total:        64
                                           -----------

Form 13F Information Table Entry Value:     $2,079,585
                                           -----------
                                           (thousands)

List of Other Included Managers:  None

Baker Brothers Form 13F 9-30-2010

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       COLUMN 1               COLUMN 2        COLUMN 3   COLUMN 4     COLUMN 5              COLUMN 6   COLUMN 7        COLUMN 8

                                                          VALUE       SHRS OR  SH/  PUT/   INVESTMENT    OTHER     VOTING AUTHORITY
Name of Issuer                                  CUSIP    (x1000)      PRN AMT  PRN  CALL   DISCRETION  MANAGERS   SOLE   SHARED NONE
----------------------------                   -------   -------      -------  ---  ----   ----------  --------   ----   ------ ----
Achillion                       COM           00448Q201    4,448    1,472,697   SH          SOLE                 1,472,697
Acorda Therapeutics             COM           00484M106   33,020    1,000,000   SH          SOLE                 1,000,000
Adolor Corp.                    COM           00724X102    7,699    7,128,659   SH          SOLE                 7,128,659
Alere Inc.                      COM           01449J105   57,142    1,847,463   SH          SOLE                 1,847,463
Allos Therapeutics Inc.         COM           019777101    1,543      326,925   SH          SOLE                   326,925
Alsius Corp.                    COM           021211107        3       62,872   SH          SOLE                    62,872
Amicus Therapeutics             COM           03152W109    4,102    1,046,499   SH          SOLE                 1,046,499
Amylin Pharmaceuticals          COM           032346108    1,579       75,739   SH          SOLE                    75,739
Anadys Pharmaceuticals Inc.     COM           03252Q408      560      241,302   SH          SOLE                   241,302
Anthera Pharmaceuticals         COM           03674U102    3,352      800,000   SH          SOLE                   800,000
AP Pharma                       COM           00202J203    4,117    6,861,818   SH          SOLE                 6,861,818
Aradigm Corp.                   COM           038505301       19      100,000   SH          SOLE                   100,000
Ardea Biosciences Inc.          COM           03969P107  129,872    5,646,589   SH          SOLE                 5,646,589
Autoimmune Inc.                 COM           052776101        6       13,050   SH          SOLE                    13,050
Auxilium                        COM           05334D107  147,721    5,961,306   SH          SOLE                 5,961,306
Avanir Pharmaceuticals          COM           05348P401    1,595      500,000   SH          SOLE                   500,000
Biocryst Pharmaceuticals Inc.   COM           09058V103   27,484    5,563,615   SH          SOLE                 5,563,615
Biomarin                        COM           09061G101    8,058      360,515   SH          SOLE                   360,515
Bristol Myers                   COM           110122108    1,084       40,000   SH          SOLE                    40,000
Cadence Pharmaceuticals         COM           12738T100    4,983      596,818   SH          SOLE                   596,818
Chelsea Therapeutics            COM           163428105    3,403      664,700   SH          SOLE                   664,700
Columbia Labs Inc.              COM           197779101    1,200    1,111,112   SH          SOLE                 1,111,112
Cornerstone BioPharma           COM           22674T105      793      112,337   SH          SOLE                   112,337
Cyclacel Pharmaceuticals Pfd.
 Conv. Ex 6%                    PFD CONV EX   23254L207       78       22,355   SH          SOLE                    22,355
Cumberland Pharmaceuticals      COM           230770109      560       96,381   SH          SOLE                    96,381
Cypress Biosciences Inc.        COM           232674507    1,155      300,000   SH          SOLE                   300,000
Dendreon Corp.                  COM           24823Q107   21,677      526,390   SH          SOLE                   526,390
Depomed                         COM           249908104      820      183,145   SH          SOLE                   183,145
Genomic Health Inc.             COM           37244C101   89,661    6,711,184   SH          SOLE                 6,711,184
GTX Inc.                        COM           40052B108    1,832      532,660   SH          SOLE                   532,660
Halozyme Therapeutics Inc.      COM           40637H109   26,181    3,395,667   SH          SOLE                 3,395,667
Human Genome                    COM           444903108    7,534      252,910   SH          SOLE                   252,910
Idera Pharmaceuticals Inc.      COM           45168K108      949      288,401   SH          SOLE                   288,401
Incyte Corp.                    COM           45337C102  177,178   11,080,561   SH          SOLE                11,080,561
Infinity Pharmaceuticals Inc.   COM           45665G303    2,213      401,602   SH          SOLE                   401,602
Inhibitex Inc.                  COM           45719T103    1,570      872,303   SH          SOLE                   872,303
Inspire                         COM           457733103   11,900    2,000,000   SH          SOLE                 2,000,000
Intermune Inc.                  COM           45884X103    2,579      189,370   SH          SOLE                   189,370
Lexicon Pharmaceuticals         COM           528872104    1,200      750,000   SH          SOLE                   750,000
Ligand Pharmaceuticals Inc.     CLASS B       53220K207      793      501,697   SH          SOLE                   501,697
Medivation Inc.                 COM           58501N101    5,256      404,281   SH          SOLE                   404,281
Micromet                        COM           59509C105   27,719    4,124,911   SH          SOLE                 4,124,911
Neurogesx                       COM           641252101    1,235      178,681   SH          SOLE                   178,681
Pharmacyclics Inc.              COM           716933106    5,176      640,578   SH          SOLE                   640,578
Pharmasset Inc.                 COM           71715N106   18,514      628,770   SH          SOLE                   628,770
Pharmathene                     COM           71714G102      492      323,807   SH          SOLE                   323,807
Salix Pharmaceuticals, Inc.     COM           795435106   24,228      609,969   SH          SOLE                   609,969
Seattle Genetics Inc.           COM           812578102  271,513   17,483,142   SH          SOLE                17,483,142
Sucampo                         CLASS A       864909106      241       64,387   SH          SOLE                    64,387
Threshold Pharma                COM           885807107    3,906    3,075,389   SH          SOLE                 3,075,389
Trimeris Inc.                   COM           896263100    8,758    3,475,475   SH          SOLE                 3,475,475
Via Pharmaceuticals             COM           92554T103       10      102,881   SH          SOLE                   102,881
Viropharma Inc.                 COM           928241108  155,989   10,462,071   SH          SOLE                10,462,071
YM Biosciences                  COM           984238105    8,722    5,130,843   SH          SOLE                 5,130,843
Ziopharm Oncology Inc.          COM           98973P101    3,919    1,045,000   SH          SOLE                 1,045,000
Zymogenetics                    COM           98985T109   14,954    1,533,774   SH          SOLE                 1,533,774

Amylin Pharmaceuticals
 Notes 2.5% 4/15/11             CONV BONDS    032346AD0    6,248    6,250,000   PRN         SOLE                 6,250,000
Biomarin Pharmaceuticals
 Notes 1.875% 4/23/2017         CONV BONDS    09061GAD3    4,844    3,910,000   PRN         SOLE                 3,910,000
Human Genome 2.25% 10/15/11     CONV BONDS    444903AK4   12,955    6,500,000   PRN         SOLE                 6,500,000
Incyte Genomics
 Notes 4.75% 10/1/2015          CONV BONDS    45337CAH5  321,100  160,000,000   PRN         SOLE               160,000,000
Intermune Inc
 Notes .25% 3/01/2011           CONV BONDS    45884XAC7   29,313   29,313,000   PRN         SOLE                29,313,000
Intermune Inc Notes 5% 3/1/15   CONV BONDS    45884XAD5   21,867   20,900,000   PRN         SOLE                20,900,000
Salix 144A 5.5% 8/15/28         CONV BONDS    795435AB2  192,796   44,500,000   PRN         SOLE                44,500,000
Salix 2.75% 5/15/15             CONV BONDS    795435AC0  148,167  130,400,000   PRN         SOLE               130,400,000
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